UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 66.2%
Communications - 2.0%
1,400	Rogers Communications, Inc.	60,214
725	SBA Communications Corp. *	58,334
3,375	Verizon Communications, Inc.	157,478

		276,026

Consumer Durables - 1.0%
500	Polaris Industries, Inc.	64,590
900	Tupperware Brands Corp.	77,733

		142,323

Consumer Non-Durables - 5.8%
4,200	Coca-Cola Co.	159,096
1,275	Michael Kors Holdings, Ltd. *	95,013
1,300	NIKE, Inc.	94,432
2,275	PepsiCo, Inc.	180,862
1,650	Philip Morris International, Inc.	142,874
1,800	Procter & Gamble Co.	136,062

		808,339

Consumer Services - 3.4%
1,600	McDonald’s Corp.	153,936
3,000	Twenty-First Century Fox, Inc.	100,500
1,125	Visa, Inc.	214,988

		469,424

Electronic Technology - 6.9%
1,400	3D Systems Corp. *	75,586
460	Apple, Inc.	219,305
4,000	Applied Materials, Inc.	70,160
1,650	Avago Technologies, Ltd.	71,148
2,750	Ciena Corp. *	68,695
2,300	EMC Corp.	58,788
1,800	Intel Corp.	41,255
1,150	International Business Machines Corp.	212,957
2,000	Qualcomm, Inc.	134,720

		952,614

Energy Minerals - 4.4%
2,200	Chevron Corp.	267,300
1,050	Continental Resources, Inc. *	112,623
1,325	Marathon Petroleum Corp.	85,224
1,600	Occidental Petroleum Corp.	149,664

		614,811

Finance - 6.9%
900	ACE, Ltd.	84,204
1,225	Ameriprise Financial, Inc.	111,573
1,325	Discover Financial Services	66,966
1,950	Franklin Resources, Inc.	98,572
455	Goldman Sachs Group, Inc.	71,986
3,525	JPMorgan Chase & Co.	182,207
1,900	Marsh & McLennan Cos., Inc.	82,745

Quantity	Name of Issuer	Fair Value ($)

1,475	MetLife, Inc.	69,251
1,200	US Bancorp	43,896
3,700	Wells Fargo & Co.	152,884

		964,284

Health Services - 2.2%
1,005	Express Scripts Holding Co. *	62,089
600	McKesson Corp.	76,980
2,225	UnitedHealth Group, Inc.	159,332

		298,401

Health Technology - 7.7%
425	Alexion Pharmaceuticals, Inc. *	49,368
775	Allergan, Inc.	70,099
1,000	Baxter International, Inc.	65,690
2,200	Bristol-Myers Squibb Co.	101,816
890	Celgene Corp. *	136,998
1,475	Covidien, PLC	89,886
2,400	Gilead Sciences, Inc. *	150,816
700	Johnson & Johnson	60,683
4,538	Pfizer, Inc.	130,286
1,200	Stryker Corp.	81,108
900	Thermo Fisher Scientific, Inc.	82,935
1,650	Zoetis, Inc.	51,348

		1,071,033

Industrial Services - 1.3%
1,425	Schlumberger, Ltd.	125,913
1,200	Seadrill, Ltd.	54,096

		180,009

Process Industries - 2.4%
115	CF Industries Holdings, Inc.	24,246
1,650	Ecolab, Inc.	162,954
1,925	International Paper Co.	86,240
475	Praxair, Inc.	57,100

		330,540

Producer Manufacturing - 6.2%
650	3M Co.	77,616
875	Caterpillar, Inc.	72,949
2,075	Danaher Corp.	143,839
1,350	Eaton Corp., PLC	92,934
1,200	Emerson Electric Co.	77,640
900	Flowserve Corp.	56,151
3,400	General Electric Co.	81,226
950	Honeywell International, Inc.	78,888
325	Precision Castparts Corp.	73,853
1,050	United Technologies Corp.	113,211

		868,307

Retail Trade - 6.7%
245	Amazon.com, Inc. *	76,597
475	Costco Wholesale Corp.	54,682

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)

1,750	CVS Caremark Corp.	99,312
1,900	Dick’s Sporting Goods, Inc.	101,422
1,700	eBay, Inc. *	94,843
1,700	Home Depot, Inc.	128,945
600	Lululemon Athletica, Inc. *	43,853
2,100	Target Corp.	134,358
2,300	TJX Cos., Inc.	129,697
950	Wal-Mart Stores, Inc.	70,262

		933,971

Technology Services - 7.1%
1,425	Accenture, PLC	104,937
900	Cognizant Technology Solutions Corp. *	73,908
255	Google, Inc. *	223,357
1,900	Informatica Corp. *	74,043
3,300	Microsoft Corp.	109,923
4,200	Oracle Corp.	139,314
140	priceline.com, Inc. *	141,533
1,225	Teradata Corp. *	67,914
650	VMware, Inc. *	52,585

		987,514

Transportation - 1.3%
800	Union Pacific Corp.	124,272
625	United Parcel Service, Inc.	57,106

		181,378

Utilities - 0.9%
2,000	Kinder Morgan, Inc.	71,140
1,400	Wisconsin Energy Corp.	56,532

		127,672

Total Common Stocks (cost: $6,156,257)		9,206,646

Bonds - 30.9%

Asset-Backed Securities - 3.0%
15,724	Bayview Financial Acquisition Trust, 2006-D 1A2, 5.66%, 12/28/36 [14]	15,820
75,535	Centex Home Equity, 2004-D AF4, 4.68%, 6/25/32 [14]	78,483
25,677	Citifinancial Mortgage Securities, Inc.: 2004-1 AF3, 3.77%, 4/25/34 [14]	26,198
56,284	2003-1 AF5, 4.78%, 1/25/33 [14]	57,979
46,534	Conseco Finance, 2001-D M1, 1.53%, 11/15/32 [1]	44,615
25,939	First Franklin Mtge. Loan Asset-Backed Certs., 2005-FF2 M2, 0.84%, 3/25/35 [1]	25,799
14,774	Irwin Home Equity Corp., 2005-1 M1, 5.42%, 6/25/35 [14]	14,816
30,287	New Century Home Equity Loan Trust, 2005-A A4W, 4.97%, 8/25/35 [14]	28,656
68,628	RAAC Series, 2005-SP2 1M1, 0.70%, 5/25/44 [1]	66,812

Principal Amount ($)	Name of Issuer	Fair Value ($)

50,000	Residential Asset Mortgage Products, Inc., 2005-RZ3 A3, 0.58%, 9/25/35 [1]	47,464
14,605	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28 [14]	14,823

		421,465

Collateralized Mortgage Obligations - 3.3%
18,874	Fannie Mae Grantor Trust, 2004-T3, 1A3, 7.00%, 2/25/44	21,584
69	Fannie Mae REMIC: 2013-35 A, 6.50%, 7/25/31	69
36,945	2009-30 AG, 6.50%, 5/25/39	40,584
15,000	2013-28 WD, 6.50%, 5/25/42	17,251
14,370	2010-108 AP, 7.00%, 9/25/40	16,067
26,024	Freddie Mac REMIC: 7.00%, 11/15/29	28,077
51,644	7.50%, 6/15/30	60,298
73,492	Government National Mortgage Association, 2005-74 HA, 7.50%, 9/16/35	83,870
24,164	Sequoia Mortgage Trust: 2013-4 A3, 1.55%, 4/25/43 [1]	23,207
41,229	2013-1 2A1, 1.86%, 2/25/43 [1]	36,019
47,834	2013-3 A2, 2.50%, 3/25/43 [1]	42,763
36,065	2012-4 A2, 3.00%, 9/25/42 [1]	34,717
49,236	Vendee Mortgage Trust, 2008-1 B, 7.92%, 3/15/25 [1]	57,350

		461,856

Corporate Bonds - 9.1%
50,000	Advent Health System, 3.38%, 3/1/23	45,600
50,000	Berkshire Hathaway Finance Corp., 5.40%, 5/15/18	57,652
50,000	Cenovus Energy, Inc., 3.80%, 9/15/23	49,436
50,000	Citigroup, Inc., 2.50%, 9/26/18	49,722
25,000	Coca-Cola Refreshments USA, Inc., 7.00%, 10/1/26	30,772
80,281	Continental Airlines 2009-1 Pass Thru Certs., 9.00%, 7/8/16	91,721
50,000	Copano Energy Finance Corp., 7.13%, 4/1/21	57,250
50,000	Entergy Louisiana, LLC, 4.05%, 9/1/23	51,200
50,000	Google, Inc., 3.63%, 5/19/21	52,368
50,000	Microsoft Corp., 4.00%, 2/8/21	53,556
70,000	Northern States Power Co., 7.13%, 7/1/25	83,173
38,974	Northwest Airlines 1999-2 A Pass Thru Tr, 7.58%, 3/1/19	43,845
75,000	Pacific Bell Telephone Co., 7.13%, 3/15/26	90,201

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

25,000	PacifiCorp, 7.70%, 11/15/31	33,996
67,129	Procter & Gamble ESOP, 9.36%, 1/1/21	86,436
100,000	RLI Corp., 4.88%, 9/15/23	100,848
50,000	South Carolina Electric & Gas Co., 6.50%, 11/1/18	60,503
50,000	Statoil ASA, 3.15%, 1/23/22	49,450
50,000	Tosco Corp., 8.13%, 2/15/30	69,596
21,000	Validus Holdings, Ltd., 8.88%, 1/26/40	26,235
50,000	Valley National Bancorp, 5.13%, 9/27/23	49,994
25,000	Wachovia Corp. (Subordinated), 0.64%, 10/15/16 [1]	24,717

		1,258,271

Federal Home Loan Mortgage Corporation - 2.1%
62,782	2.50%, 4/1/27	63,257
34,890	3.00%, 5/1/27	35,550
21,630	6.00%, 10/1/21	23,638
3,587	6.50%, 1/1/14	3,603
13,188	6.50%, 4/1/38	14,859
39,220	7.00%, 7/1/32	44,821
15,902	7.00%, 5/1/34	18,444
23,640	7.00%, 11/1/37	27,016
13,252	7.00%, 1/1/39	14,850
24,838	7.50%, 11/1/36	28,947
6,274	8.00%, 9/1/15	6,729
11,535	8.38%, 5/17/20	13,161

		294,875

Federal National Mortgage Association - 3.8%
38,931	6.50%, 5/1/36	43,373
60,447	6.63%, 11/1/30	68,586
47,842	6.63%, 1/1/31	54,283
20,383	7.00%, 12/1/32	23,781
44,267	7.00%, 3/1/33	48,569
28,047	7.00%, 12/1/36	33,030
17,231	7.00%, 11/1/38	19,949
53,696	7.23%, 12/1/30	61,139
5,823	7.50%, 6/1/32	6,804
20,516	7.50%, 4/1/33	24,284
20,863	7.50%, 11/1/33	24,103
30,130	7.50%, 1/1/34	35,392
10,431	7.50%, 4/1/38	12,143
39,965	8.00%, 2/1/31	49,369
9,932	8.42%, 7/15/26	10,714
7,060	9.50%, 5/1/27	8,443

		523,962

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

Government National Mortgage Association - 4.8%
305,874	4.50%, 6/15/40	332,987
48,474	6.63%, 4/20/31	55,530
27,482	7.00%, 12/15/24	31,904
58,422	7.00%, 9/20/38	66,359
43,083	7.23%, 12/20/30	50,443
44,363	8.00%, 7/15/24	51,071
71,458	8.38%, 3/15/31	75,057
885	9.50%, 9/20/18	999

		664,350

Taxable Municipal Securities - 1.8%
100,000	Brewer High School District, G.O., 5.05%, 11/1/32	100,239
80,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev., 8.75%, 8/15/27	89,890
60,000	Will County School District No. 122, G.O., 4.70%, 10/1/32	56,528

		246,657

U.S. Government / Federal Agency Securities - 1.5%
50,000	U.S. Treasury Note: 1.75%, 5/15/23	46,332
125,000	2.75%, 11/15/42	103,457
150,000	U.S. Treasury Strips, 4.21%, 2/15/36 [6]	64,929

		214,718

Foreign Government Bonds - 1.5%
50,000	Province of British Columbia Canada, 2.10%, 5/18/16	51,850
100,000	Province of Manitoba Canada, 2.10%, 9/6/22	92,185
50,000	Province of Saskatchewan Canada, 8.50%, 7/15/22	68,710

		212,745

Total Bonds (cost: $4,245,318)		4,298,899

Closed-End Mutual Funds - 0.4%
4,300	American Strategic Income Portfolio, Inc. II	34,873
1,100	Blackrock Build America Bond Trust	20,691

Total Closed-End Mutual Funds (cost: $63,375)		55,564

Total Investments in Securities - 97.5% (cost: $10,464,950)		13,561,109
Other Assets and Liabilities, net - 2.5%		352,838

Total Net Assets - 100.0%		$13,913,947

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Balanced Fund (Continued)

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of September 30, 2013.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2013.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	9,206,646	—	—	9,206,646
Asset-Backed Securities	—	421,465	—	421,465
Collateralized Mortgage Obligations	—	461,856	—	461,856
Corporate Bonds	—	1,258,271	—	1,258,271
Federal Home Loan Mortgage Corporation	—	294,875	—	294,875
Federal National Mortgage Association	—	523,962	—	523,962
Government National Mortgage Association	—	664,350	—	664,350
Taxable Municipal Securities	—	246,657	—	246,657
U.S. Government / Federal Agency Securities	—	214,718	—	214,718
Foreign Government Bonds	—	212,745	—	212,745
Closed-End Mutual Funds	55,564	—	—	55,564
Total:	9,262,210	4,298,899	—	13,561,109

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.5%
Commercial Services - 2.4%
227,100	Corrections Corp. of America	7,846,305
136,500	Moody’s Corp.	9,600,045
226,250	Nielsen Holdings NV	8,246,812

		25,693,162

Communications - 3.4%
326,400	Rogers Communications, Inc.	14,038,464
486,500	Verizon Communications, Inc.	22,700,090

		36,738,554

Consumer Durables - 2.8%
139,100	Snap-On, Inc.	13,840,450
103,800	Stanley Black & Decker, Inc.	9,401,166
82,600	Tupperware Brands Corp.	7,134,162

		30,375,778

Consumer Non-Durables - 9.4%
98,800	Coach, Inc.	5,387,564
106,100	Colgate-Palmolive Co.	6,291,730
96,350	Diageo, PLC, ADR	12,244,158
221,400	General Mills, Inc.	10,609,488
149,500	NIKE, Inc.	10,859,680
287,400	PepsiCo, Inc.	22,848,300
148,800	Philip Morris International, Inc.	12,884,592
286,200	Procter & Gamble Co.	21,633,858

		102,759,370

Consumer Services - 2.3%
119,800	McDonald’s Corp.	11,525,958
166,100	Viacom, Inc.	13,882,638

		25,408,596

Electronic Technology - 9.2%
24,700	Apple, Inc.	11,775,725
464,500	Applied Materials, Inc.	8,147,330
276,300	Avago Technologies, Ltd.	11,914,056
299,200	EMC Corp.	7,647,552
611,400	Intel Corp.	14,013,288
142,900	International Business Machines Corp.	26,462,222
234,900	Qualcomm, Inc.	15,822,864
99,400	TE Connectivity, Ltd.	5,146,932

		100,929,969

Energy Minerals - 8.0%
294,500	Chevron Corp.	35,781,750
389,900	Marathon Oil Corp.	13,599,712
130,100	Marathon Petroleum Corp.	8,368,032
211,800	Occidental Petroleum Corp.	19,811,772
143,250	Royal Dutch Shell, PLC, ADR	9,862,762

		87,424,028

Quantity	Name of Issuer	Fair Value ($)

Finance - 14.7%
108,100	ACE, Ltd.	10,113,836
166,300	Ameriprise Financial, Inc.	15,146,604
278,900	Ares Capital Corp.	4,822,181
204,100	Discover Financial Services	10,315,214
174,200	First Republic Bank	8,122,946
247,200	Franklin Resources, Inc.	12,495,960
63,200	Goldman Sachs Group, Inc.	9,998,872
435,700	JPMorgan Chase & Co.	22,521,333
289,100	Marsh & McLennan Cos., Inc.	12,590,305
211,900	MetLife, Inc.	9,948,705
123,700	State Street Corp.	8,133,275
50,100	Travelers Cos., Inc.	4,246,977
352,100	US Bancorp	12,879,818
147,900	Validus Holdings, Ltd.	5,469,342
339,300	Wells Fargo & Co.	14,019,876

		160,825,244

Health Services - 3.0%
188,800	Cardinal Health, Inc.	9,845,920
69,400	McKesson Corp.	8,904,020
190,900	UnitedHealth Group, Inc.	13,670,349

		32,420,289

Health Technology - 12.1%
241,400	Abbott Laboratories	8,012,066
219,400	Baxter International, Inc.	14,412,386
257,500	Bristol-Myers Squibb Co.	11,917,100
313,200	Covidien, PLC	19,086,408
312,200	Johnson & Johnson	27,064,618
340,800	Merck & Co., Inc.	16,225,488
703,338	Pfizer, Inc.	20,192,835
233,900	Stryker Corp.	15,809,301

		132,720,202

Industrial Services - 2.0%
96,400	National Oilwell Varco, Inc.	7,529,804
83,000	Oceaneering International, Inc.	6,742,920
168,650	Seadrill, Ltd.	7,602,742

		21,875,466

Process Industries - 2.0%
318,700	International Paper Co.	14,277,760
92,250	Syngenta AG, ADR	7,499,925

		21,777,685

Producer Manufacturing - 10.1%
72,100	3M Co.	8,609,461
85,100	Autoliv, Inc.	7,436,889
94,100	Caterpillar, Inc.	7,845,117
12,900	Cummins, Inc.	1,714,023
225,100	Eaton Corp., PLC	15,495,884
159,300	Emerson Electric Co.	10,306,710
507,500	General Electric Co.	12,124,175

See accompanying notes to schedule of investments

SEPTEMBER 30, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

226,000	Honeywell International, Inc.	18,767,040
351,200	Tyco International, Ltd.	12,284,976
150,900	United Technologies Corp.	16,270,038

		110,854,313

Retail Trade - 6.1%
252,200	CVS Caremark Corp.	14,312,350
154,800	Home Depot, Inc.	11,741,580
158,300	Macy’s, Inc.	6,849,641
154,800	Target Corp.	9,904,104
184,000	TJX Cos., Inc.	10,375,760
179,200	Wal-Mart Stores, Inc.	13,253,632

		66,437,067

Technology Services - 4.8%
209,400	Accenture, PLC	15,420,216
114,950	Automatic Data Processing, Inc.	8,320,081
654,400	Microsoft Corp.	21,798,064
224,500	Oracle Corp.	7,446,665

		52,985,026

Transportation - 1.8%
72,100	Union Pacific Corp.	11,200,014
91,200	United Parcel Service, Inc.	8,332,944

		19,532,958

Quantity	Name of Issuer	Fair Value ($)

Utilities - 3.4%
423,100	Kinder Morgan, Inc.	15,049,667
153,500	NextEra Energy, Inc.	12,304,560
229,000	Wisconsin Energy Corp.	9,247,020

		36,601,247

Total Common Stocks (cost: $889,779,223)		1,065,358,954

Closed-End Mutual Funds - 1.8%
392,887	Kayne Anderson MLP Investment Co.	14,084,999
170,100	Tortoise Energy Capital Corp.	5,370,057

Total Closed-End Mutual Funds (cost: $16,794,422)		19,455,056

Total Investments in Securities - 99.3% (cost: $906,573,645)		1,084,814,010
Other Assets and Liabilities, net - 0.7%		7,978,878

Total Net Assets - 100.0%		$1,092,792,888

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	1,065,358,954	—	—	1,065,358,954
Closed-End Mutual Funds	19,455,056	—	—	19,455,056
Total:	1,084,814,010	—	—	1,084,814,010

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments

6

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.4%
Asia - 8.6%
Australia - 3.2%
6,250	BHP Billiton, Ltd., ADR	415,625
8,650	Westpac Banking Corp., ADR	265,296

		680,921

China/Hong Kong - 1.2%
4,800	HSBC Holdings, PLC, ADR	260,448

Japan - 3.1%
10,700	Komatsu, Ltd.	267,168
10,700	Seven & I Holdings Co., Ltd.	392,262

		659,430

Singapore - 1.1%
5,100	Avago Technologies, Ltd.	219,912

Europe - 34.2%
France - 2.0%
3,150	BNP Paribas SA	213,080
2,400	Schlumberger, Ltd.	212,064

		425,144

Germany - 3.1%
2,075	Allianz SE	326,457
845	Muenchener Rueckver	165,182
650	Volkswagen AG	153,258

		644,897

Ireland - 4.6%
3,500	Accenture, PLC	257,740
7,700	Covidien, PLC	469,238
3,525	Eaton Corp., PLC	242,661

		969,639

Italy - 1.2%
11,200	Eni SpA	257,468

Norway - 1.5%
7,100	Seadrill, Ltd.	320,068

Spain - 2.7%
19,800	Banco Bilbao Vizcaya Argentaria SA, ADR	221,364
2,280	Inditex SA	351,696

		573,060

Sweden - 0.7%
1,600	Autoliv, Inc.	139,824

Switzerland - 6.4%
1,900	ACE, Ltd.	177,764
5,500	Nestle SA	383,538
200	SGS SA	477,983
3,950	Syngenta AG, ADR	321,135

		1,360,420

Quantity	Name of Issuer	Fair Value ($)

United Kingdom - 12.0%
3,900	British American Tobacco, PLC	205,255
9,815	Burberry Group, PLC	259,718
102,090	Centrica, PLC	611,003
3,250	Diageo, PLC, ADR	413,010
9,200	GlaxoSmithKline, PLC, ADR	461,564
15,500	Pearson, PLC, ADR	315,270
3,950	Royal Dutch Shell, PLC, ADR	271,958

		2,537,778

North America - 54.6%
Canada - 1.5%
7,300	Rogers Communications, Inc.	313,973

United States - 53.1%
1,150	3M Co.	137,322
700	Apple, Inc.	333,725
2,850	Automatic Data Processing, Inc.	206,283
2,800	Baxter International, Inc.	183,932
3,700	Cardinal Health, Inc.	192,955
3,000	Caterpillar, Inc.	250,110
5,050	Chevron Corp.	613,575
4,100	CVS Caremark Corp.	232,675
1,850	Deere & Co.	150,572
6,300	EMC Corp.	161,028
3,450	Emerson Electric Co.	223,215
3,150	Franklin Resources, Inc.	159,232
600	Goldman Sachs Group, Inc.	94,925
3,000	Home Depot, Inc.	227,550
3,850	Honeywell International, Inc.	319,704
6,900	Intel Corp.	158,148
1,850	International Business Machines Corp.	342,583
6,950	International Paper Co.	311,360
4,800	Johnson & Johnson	416,112
7,200	JPMorgan Chase & Co.	372,168
8,850	Kinder Morgan, Inc.	314,794
1,500	Marathon Petroleum Corp.	96,479
3,700	Marsh & McLennan Cos., Inc.	161,135
4,400	McDonald’s Corp.	423,324
5,100	Merck & Co., Inc.	242,811
4,300	MetLife, Inc.	201,885
6,500	Microsoft Corp.	216,515
2,450	Moody’s Corp.	172,308
1,700	Occidental Petroleum Corp.	159,018
3,950	PepsiCo, Inc.	314,025
14,300	Pfizer, Inc.	410,553
3,625	Philip Morris International, Inc.	313,889
3,350	Procter & Gamble Co.	253,226
2,900	Qualcomm, Inc.	195,344
1,500	Snap-On, Inc.	149,250
1,625	Stanley Black & Decker, Inc.	147,176
1,900	Stryker Corp.	128,421

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

4,050	Target Corp.	259,119
3,050	TJX Cos., Inc.	171,990
1,750	Tupperware Brands Corp.	151,148
1,025	Union Pacific Corp.	159,224
2,900	United Parcel Service, Inc.	264,973
2,525	United Technologies Corp.	272,246
8,700	US Bancorp	318,246
9,300	Verizon Communications, Inc.	433,938
4,900	Wells Fargo & Co.	202,468

		11,220,679

Total Common Stocks (cost: $17,923,525)		20,583,661

Closed-End Mutual Funds - 1.3%
4,800	Kayne Anderson MLP Investment Co.	172,080
3,400	Tortoise Energy Capital Corp.	107,337

Total Closed-End Mutual Funds (cost: $228,544)		279,417

Total Investments in Securities - 98.7% (cost: $18,152,069)		20,863,078
Other Assets and Liabilities, net - 1.3%		281,479

Total Net Assets - 100.0%		$21,144,557

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	14.9%
Health Technology	10.9
Energy Minerals	9.5
Producer Manufacturing	9.5
Consumer Non-Durables	8.9
Retail Trade	7.3
Electronic Technology	6.7
Consumer Durables	4.5
Communications	3.5
Consumer Services	3.5
Technology Services	3.2
Commercial Services	3.1
Process Industries	3.0
Industrial Services	2.5
Transportation	2.0
Non-Energy Minerals	2.0
Utilities	1.5
Health Services	0.9
Closed-End Mutual Funds	1.3

98.7
Other Assets and Liabilities, net	1.3

100.0%

See accompanying notes to schedule of investments.

8

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	680,921	—	—	680,921
Canada	313,973	—	—	313,973
China/Hong Kong	260,448	—	—	260,448
France	212,064	213,080	—	425,144
Germany	—	644,897	—	644,897
Ireland	969,639	—	—	969,639
Italy	—	257,468	—	257,468
Japan	—	659,430	—	659,430
Norway	320,068	—	—	320,068
Singapore	219,912	—	—	219,912
Spain	221,364	351,696	—	573,060
Sweden	139,824	—	—	139,824
Switzerland	498,899	861,521	—	1,360,420
United Kingdom	1,461,802	1,075,976	—	2,537,778
United States	11,220,679	—	—	11,220,679
	16,519,593	4,064,068	—	20,583,661
Closed-End Mutual Funds	279,417	—	—	279,417
Total:	16,799,010	4,064,068	—	20,863,078

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.1%
Commercial Services - 2.3%
19,400	DigitalGlobe, Inc. *	613,428
49,000	On Assignment, Inc. *	1,617,000

		2,230,428

Communications - 1.8%
13,150	SBA Communications Corp. *	1,058,049
24,100	TW Telecom, Inc. *	719,746

		1,777,795

Consumer Durables - 6.4%
8,000	Fossil Group, Inc. *	929,920
16,500	Polaris Industries, Inc.	2,131,470
19,200	Snap-On, Inc.	1,910,400
13,200	Tupperware Brands Corp.	1,140,084

		6,111,874

Consumer Non-Durables - 3.7%
55,400	Iconix Brand Group, Inc. *	1,840,388
29,000	Prestige Brands Holdings, Inc. *	873,480
13,500	Schweitzer-Mauduit International, Inc.	817,155

		3,531,023

Consumer Services - 5.1%
16,600	Buffalo Wild Wings, Inc. *	1,846,252
42,800	Dunkin’ Brands Group, Inc.	1,937,128
31,300	Lions Gate Entertainment Corp. *	1,097,065

		4,880,445

Electronic Technology - 6.6%
14,250	3D Systems Corp. *	769,358
51,600	Ciena Corp. *	1,288,968
4,400	F5 Networks, Inc. *	377,344
9,000	MICROS Systems, Inc. *	449,460
51,500	Skyworks Solutions, Inc. *	1,279,260
23,000	Synaptics, Inc. *	1,018,440
19,200	Veeco Instruments, Inc. *	714,816
20,100	Volterra Semiconductor Corp. *	462,300

		6,359,946

Energy Minerals - 4.7%
19,000	EPL Oil & Gas, Inc. *	705,090
42,200	Gulfport Energy Corp. *	2,715,148
35,000	Western Refining, Inc.	1,051,400

		4,471,638

Finance - 8.7%
10,300	Affiliated Managers Group, Inc. *	1,881,192
16,300	Axis Capital Holdings, Ltd.	705,953
39,700	First Republic Bank/CA	1,851,211
13,800	Signature Bank/New York NY *	1,262,976
12,650	Stifel Financial Corp. *	521,433

Quantity	Name of Issuer	Fair Value ($)

30,500	TCF Financial Corp.	435,540
18,100	Texas Capital Bancshares, Inc. *	832,057
22,400	Validus Holdings, Ltd.	828,352

		8,318,714

Health Services - 5.1%
18,100	Advisory Board Co. *	1,076,588
8,900	Air Methods Corp.	379,140
7,100	Athenahealth, Inc. *	770,776
38,000	Healthcare Services Group, Inc.	978,880
23,000	HMS Holdings Corp. *	494,730
10,400	Stericycle, Inc. *	1,200,160

		4,900,274

Health Technology - 10.3%
14,300	Alexion Pharmaceuticals, Inc. *	1,661,088
10,100	Celgene Corp. *	1,554,693
14,700	Celldex Therapeutics, Inc. *	520,821
11,400	Cubist Pharmaceuticals, Inc. *	724,470
18,700	Haemonetics Corp. *	745,756
17,700	Isis Pharmaceuticals, Inc. *	664,458
13,500	NuVasive, Inc. *	330,615
13,800	PerkinElmer, Inc.	520,950
6,300	Puma Biotechnology, Inc. *	338,058
14,300	STERIS Corp.	614,328
7,700	Techne Corp.	616,462
12,900	Thoratec Corp. *	481,041
30,500	Vivus, Inc. *	284,260
37,100	Volcano Corp. *	887,432

		9,944,432

Industrial Services - 6.0%
20,000	Atwood Oceanics, Inc. *	1,100,800
18,900	Chicago Bridge & Iron Co. NV	1,280,853
5,200	Core Laboratories NV	879,892
18,100	EMCOR Group, Inc.	708,253
39,100	Waste Connections, Inc.	1,775,531

		5,745,329

Non-Energy Minerals - 0.5%
42,200	Stillwater Mining Co. *	464,622

Process Industries - 3.3%
27,600	American Vanguard Corp.	742,992
6,400	CF Industries Holdings, Inc.	1,349,312
19,000	Olin Corp.	438,330
11,900	Scotts Miracle-Gro Co.	654,857

		3,185,491

See accompanying notes to schedule of investments.

10

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 12.9%
6,400	AGCO Corp.	386,688
31,600	AMETEK, Inc.	1,454,232
9,000	Applied Industrial Technologies, Inc.	463,500
14,000	CLARCOR, Inc.	777,420
14,400	Crane Co.	888,048
6,600	Esterline Technologies Corp. *	527,274
25,500	IDEX Corp.	1,663,875
25,800	ITT Corp.	927,510
14,000	Lincoln Electric Holdings, Inc.	932,680
8,400	MSC Industrial Direct Co., Inc.	683,340
9,100	Proto Labs, Inc. *	695,149
7,120	RBC Bearings, Inc. *	469,137
45,600	Trimble Navigation, Ltd. *	1,354,776
18,600	Wabtec Corp.	1,169,382

		12,393,011

Retail Trade - 5.3%
17,700	Casey’s General Stores, Inc.	1,300,950
28,600	Dick’s Sporting Goods, Inc.	1,526,668
14,800	Lululemon Athletica, Inc. *	1,081,732
9,700	Ulta Salon Cosmetics & Fragrance, Inc. *	1,158,762

		5,068,112

Technology Services - 12.9%
23,200	ANSYS, Inc. *	2,007,264
7,900	Citrix Systems, Inc. *	557,819
14,300	CommVault Systems, Inc. *	1,255,969
18,600	Concur Technologies, Inc. *	2,055,300
34,500	Informatica Corp. *	1,344,465

Quantity	Name of Issuer	Fair Value ($)

14,100	Solera Holdings, Inc.	745,467
20,700	Syntel, Inc.	1,658,070
17,300	Ultimate Software Group, Inc. *	2,550,020
11,600	ValueClick, Inc. *	241,860

		12,416,234

Transportation - 2.5%
8,200	Alaska Air Group, Inc.	513,484
11,900	Hub Group, Inc. *	466,837
38,100	Knight Transportation, Inc.	629,412
38,800	Swift Transportation Co. *	783,372

		2,393,105

Utilities - 1.0%
6,300	ITC Holdings Corp.	591,318
10,000	UGI Corp.	391,300

		982,618

Total Common Stocks (cost: $60,970,852)		95,175,091

Total Investments in Securities - 99.1% (cost: $60,970,852)		95,175,091
Other Assets and Liabilities, net - 0.9%		884,674

Total Net Assets - 100.0%		$96,059,765

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to Schedule of Investments) :

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	95,175,091	—	—	95,175,091
Total:	95,175,091	—	—	95,175,091

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.1%
Africa/Middle East - 0.9%
South Africa - 0.9%
4,500	Sasol, Ltd., ADR	215,055

Asia - 24.8%
Australia - 5.7%
7,575	Australia & New Zealand Banking Group, Ltd.	217,798
18,750	BHP Billiton, Ltd.	623,861
2,400	Rio Tinto, PLC, ADR	117,023
12,000	Westpac Banking Corp., ADR	368,040

		1,326,722

China/Hong Kong - 4.2%
33,950	HSBC Holdings, PLC	367,708
9,860	HSBC Holdings, PLC	106,719
9,000	Hutchison Whampoa, Ltd.	107,942
4,900	New Oriental Education & Tech. Group, ADR	122,009
11,350	Standard Chartered, PLC	271,922

		976,300

Japan - 13.3%
37,000	Daicel Corp.	334,715
13,800	Honda Motor Co., Ltd.	527,475
6,100	Japan Tobacco, Inc.	219,904
14,100	Komatsu, Ltd.	352,063
16,000	Kubota Corp.	232,545
4,800	Makita Corp.	279,664
10,200	Seven & I Holdings Co., Ltd.	373,932
1,100	SMC Corp.	262,532
3,900	Softbank Corp.	270,845
4,900	Sumitomo Mitsui Financial Group, Inc.	237,285

		3,090,960

Singapore - 1.1%
6,000	Avago Technologies, Ltd.	258,720

South Korea - 0.5%
200	Samsung Electronics Co., Ltd., GDR	127,599

Europe - 67.6%
Denmark - 1.0%
1,350	Novo Nordisk A/S	228,642

France - 7.1%
5,075	BNP Paribas SA	343,296
2,525	Dassault Systemes SA	337,020
5,900	Ingenico	425,178
2,715	Sanofi	274,967
3,250	Schlumberger, Ltd.	287,170

		1,667,631

Quantity	Name of Issuer	Fair Value ($)

Germany - 7.8%
3,200	Adidas AG	347,110
3,025	Allianz SE	475,919
1,150	Linde AG	227,894
1,160	Muenchener Rueckver	226,759
1,090	Rational AG	324,986
915	Volkswagen AG	215,740

		1,818,408

Ireland - 2.0%
7,650	Covidien, PLC	466,191

Italy - 2.9%
9,750	Eni SpA	224,135
28,700	Prada SpA	278,772
3,600	Tenaris SA, ADR	168,408

		671,315

Netherlands - 3.0%
2,450	ASML Holding NV	241,962
39,700	ING Groep NV *	450,475

		692,437

Norway - 1.9%
9,600	Seadrill, Ltd.	432,768

Spain - 3.4%
23,800	Banco Bilbao Vizcaya Argentaria SA, ADR	266,084
3,440	Inditex SA	530,629

		796,713

Sweden - 1.0%
2,700	Autoliv, Inc.	235,953

Switzerland - 17.3%
3,500	Adecco SA	249,676
10,695	Credit Suisse Group AG, ADR	326,732
10,200	Nestle SA	711,288
5,225	Novartis AG	401,897
2,175	Roche Holding AG	586,975
246	SGS SA	587,919
2,255	Sulzer AG	349,136
360	Swatch Group AG	231,848
1,460	Syngenta AG	596,712

		4,042,183

United Kingdom - 20.2%
13,000	British American Tobacco, PLC	684,184
13,090	Burberry Group, PLC	346,379
107,800	Centrica, PLC	645,177
5,350	Diageo, PLC, ADR	679,878
37,925	DS Smith, PLC	176,603
9,950	GlaxoSmithKline, PLC, ADR	499,192
21,700	Pearson, PLC, ADR	441,378
4,020	Reckitt Benckiser Group, PLC	293,924
6,700	Royal Dutch Shell, PLC, ADR	461,295

See accompanying notes to schedule of investments.

12

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

3,485	Shire, PLC	139,417
97,200	Vodafone Group, PLC	341,157

		4,708,584

Latin America - 1.7%
Argentina - 0.7%
1,300	MercadoLibre, Inc.	175,383

Brazil - 1.0%
3,800	AGCO Corp.	229,596

North America - 2.1%
Canada - 2.1%
3,300	Lululemon Athletica, Inc. *	241,197
5,800	Rogers Communications, Inc.	249,458

		490,655

Total Common Stocks (cost: $17,377,502)		22,651,815

Total Investments in Securities - 97.1% (cost: $17,377,502)		22,651,815
Other Assets and Liabilities, net - 2.9%		673,360

Total Net Assets - 100.0%		$23,325,175

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)

Finance	16.9%
Producer Manufacturing	12.4
Health Technology	11.1
Consumer Non-Durables	11.1
Energy Minerals	6.6
Retail Trade	6.1
Process Industries	5.7
Consumer Durables	5.7
Electronic Technology	4.5
Industrial Services	3.8
Commercial Services	3.6
Non-Energy Minerals	3.2
Communications	2.5
Consumer Services	2.4
Technology Services	1.5

97.1
Other Assets and Liabilities, net	2.9

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to schedule of investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	175,383	—	—	175,383
Australia	485,063	841,659	—	1,326,722
Brazil	229,596	—	—	229,596
Canada	490,655	—	—	490,655
China/Hong Kong	122,009	854,291	—	976,300
Denmark	—	228,642	—	228,642
France	287,170	1,380,461	—	1,667,631
Germany	—	1,818,408	—	1,818,408
Ireland	466,191	—	—	466,191
Italy	168,408	502,907	—	671,315
Japan	—	3,090,960	—	3,090,960
Netherlands	241,962	450,475	—	692,437
Norway	432,768	—	—	432,768
Singapore	258,720	—	—	258,720
South Africa	215,055	—	—	215,055
South Korea	127,599	—	—	127,599
Spain	266,084	530,629	—	796,713
Sweden	235,953	—	—	235,953
Switzerland	326,732	3,715,451	—	4,042,183
United Kingdom	2,081,743	2,626,841	—	4,708,584
Total:	6,611,091	16,040,724	—	22,651,815

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

14

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.4%
Africa/Middle East - 9.9%
Israel - 1.0%
2,800	NICE Systems, Ltd., ADR	115,836

South Africa - 8.9%
6,995	Bidvest Group, Ltd.	175,391
11,500	MTN Group, Ltd.	224,575
3,890	Naspers, Ltd.	360,144
5,400	Sasol, Ltd., ADR	258,066

		1,018,176

Asia - 60.0%
Australia - 4.0%
5,175	BHP Billiton, Ltd., ADR	344,137
2,000	Rio Tinto, Ltd.	115,767

		459,904

China/Hong Kong - 25.7%
166,000	Belle International Holdings, Ltd.	241,358
4,200	China Life Insurance Co., Ltd., ADR	163,212
26,000	China Mengniu Dairy Co., Ltd.	116,629
104,000	China Oilfield Services, Ltd.	261,005
48,500	China Shenhua Energy Co., Ltd.	148,033
3,600	China Unicom Hong Kong, Ltd., ADR	55,512
304,500	China ZhengTong Auto Services, Ltd. *	190,819
1,725	CNOOC, Ltd., ADR	348,105
42,000	ENN Energy Holdings, Ltd.	233,671
29,000	Hengan International Group Co., Ltd.	339,366
8,000	New Oriental Education & Tech. Group, ADR	199,200
66,000	PetroChina Co., Ltd.	72,725
7,500	Tencent Holdings, Ltd.	394,414
149,000	Travelsky Technology, Ltd.	119,831
41,000	Want Want China Holdings, Ltd.	62,348

		2,946,228

India - 1.8%
4,400	ICICI Bank, Ltd., ADR	134,112
2,700	Reliance Industries, Ltd., GDR [4]	70,983

		205,095

Indonesia - 2.2%
451,000	Astra International Tbk PT	251,280

Malaysia - 1.0%
5,600	British American Tobacco Malaysia	110,386

Philippines - 1.3%
234,700	Manila Water Co., Inc.	152,428

Singapore - 0.9%
8,000	DBS Group Holdings, Ltd.	104,725

Quantity	Name of Issuer	Fair Value ($)

South Korea - 13.8%
14,145	Cheil Worldwide, Inc. *	326,273
760	E-Mart Co., Ltd.	171,244
6,317	Industrial Bank of Korea	69,955
1,100	POSCO, ADR	81,004
460	Samsung Electronics Co., Ltd.	585,117
8,500	Shinhan Financial Group Co., Ltd.	345,842

		1,579,435

Taiwan - 4.4%
67,599	Cathay Financial Holding Co., Ltd.	96,314
29,480	Hon Hai Precision Industry Co., Ltd., GDR	151,380
73,482	Taiwan Semiconductor Co.	250,216

		497,910

Thailand - 4.9%
13,000	Advanced Info Service PCL	106,226
46,600	Bangkok Bank PCL	293,688
289,383	Siam Global House PCL	165,213

		565,127

Europe - 1.4%
Russia - 1.4%
18,550	Gazprom OAO, ADR	163,112

Latin America - 27.1%
Argentina - 1.8%
1,500	MercadoLibre, Inc.	202,365

Brazil - 19.7%
3,900	AGCO Corp.	235,638
22,635	Banco Bradesco SA	313,023
6,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	276,120
11,800	Cia de Bebidas das Americas, ADR	452,530
9,850	Embraer SA, ADR	319,830
21,500	Petrobras	178,690
9,250	Telefonica Brasil SA, ADR	207,570
17,400	Vale SA, ADR	271,614

		2,255,015

Chile - 1.5%
6,650	Banco Santander Chile, ADR	174,835

Mexico - 2.5%
6,400	America Movil SAB de CV, ADR	126,784
2,500	Grupo Televisa SA, ADR	69,875
35,100	Wal-Mart de Mexico	91,870

		288,529

See accompanying notes to schedule of investments

SEPTEMBER 30, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Peru - 1.6%
6,700	Southern Copper Corp.	182,510

Total Common Stocks (cost: $8,370,846)		11,272,896

Total Investments in Securities - 98.4% (cost: $8,370,846)		11,272,896
Other Assets and Liabilities, net - 1.6%		188,197

Total Net Assets - 100.0%		$11,461,093

*	Non-income producing security.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2013 was $70,983 and represented 0.6% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	14.8%
Consumer Non-Durables	11.5
Energy Minerals	10.8
Electronic Technology	9.6
Non-Energy Minerals	8.7
Consumer Services	8.1
Retail Trade	7.9
Producer Manufacturing	7.0
Communications	6.3
Technology Services	3.4
Utilities	3.4
Commercial Services	2.9
Industrial Services	2.3
Consumer Durables	1.7

98.4
Other Assets and Liabilities, net	1.6

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to schedule of investments

16

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	202,365	—	—	202,365
Australia	344,137	115,767	—	459,904
Brazil	2,255,015	—	—	2,255,015
Chile	174,835	—	—	174,835
China/Hong Kong	766,029	2,180,199	—	2,946,228
India	205,095	—	—	205,095
Indonesia	—	251,280	—	251,280
Israel	115,836	—	—	115,836
Malaysia	—	110,386	—	110,386
Mexico	288,529	—	—	288,529
Peru	182,510	—	—	182,510
Philippines	—	152,428	—	152,428
Russia	—	163,112	—	163,112
Singapore	—	104,725	—	104,725
South Africa	258,066	760,110	—	1,018,176
South Korea	81,004	1,498,431	—	1,579,435
Taiwan	—	497,910	—	497,910
Thailand	—	565,127	—	565,127
Total:	4,873,421	6,399,475	—	11,272,896

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments

SEPTEMBER 30, 2013	17

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events ocurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2013 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

18

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013 (Continued)

At September 30, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$3,231,171	$(135,012)	$3,096,159	$10,464,950
Dividend Growth	181,897,024	(3,656,659)	178,240,365	906,573,645
Global Dividend Growth	2,833,488	(122,479)	2,711,009	18,152,069
Small Cap Growth	35,751,711	(1,547,472)	34,204,239	60,970,852
International Growth	5,370,898	(96,585)	5,274,313	17,377,502
Developing Markets Growth	3,371,884	(469,834)	2,902,050	8,370,846

19

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 29, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	October 29, 2013